BUSINESS OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

1. BUSINESS OVERVIEW AND BASIS OF PRESENTATION

ChowChow Cloud International Holdings Limited (the “Company”) was incorporated in the Cayman Islands on October 8, 2024 as an investment holding company with authorized share capital of US$50,000 divided into 50,000,000 ordinary shares of par value US$0.001 each. One ordinary share was issued on October 8, 2024. The authorized share capital was changed to 500,000,000 ordinary shares of par value US$0.0001 each and the one issued share was sub-divided into 10 ordinary shares on October 18, 2024. The reorganization between the Company and Vigorous Elite Holdings Limited was completed on October 24, 2024, 32,500,000 ordinary shares of par value US$0.0001 each were in issue. The Company conducts its primary operations through its subsidiaries, Vigorous Elite Holdings Limited (“Vigorous”) and Sereno Cloud Solution HK Limited (“Sereno”) that are incorporated and domiciled in Hong Kong (collectively referred to as the “Company”).

Reorganization

Vigorous was incorporated in the British Virgin Islands on July 19, 2023 as an exempted company. Vigorous has not commenced its operations and has limited assets or liabilities.

On September 26, 2023, Vigorous acquired 100% equity interest in Sereno from the existing shareholders. Sereno became Vigorous’ wholly owned subsidiary. Vigorous as investing holding company conducts its primary operations through Sereno after the acquisition.

Sereno was incorporated in Hong Kong on December 3, 2014, under the Companies Ordinance as a company with limited liability. Sereno provides a broad range of IT-related services, including professional IT services, AI-powered proactive cloud-managed services and IT infrastructure solutions. Sereno’s primary operations are based in Hong Kong, serving both local and international clients across various industries, including financial services, healthcare, and retail.

The Company completed a reorganization on October 24, 2024 following which Vigorous and Sereno came under the control of the Company.

On September 17, 2025, the Company closed its public offering (the “IPO”) of 2,990,000 ordinary shares, par value $0.0001 per ordinary share at the price of US$4.0 each, totalling US$11,960,000. All these shares rank pari-passu with the existing shares in all respect.

The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

Vigorous Elite Holdings Limited	Investment holding	100%

Sereno Cloud Solution HK Limited	Principally engaged in provision of IT-related services	100%

The Company’s offerings include:

Professional IT Services: Expertise in providing customized IT strategies, project management, and ongoing technical support for digital transformation and innovation. The Company adheres to all applicable regulations and standards in its industry, including data protection and cybersecurity laws in the jurisdictions in which it operates. maintains its operations under a strong governance framework, ensuring compliance with the relevant legal, regulatory, and contractual obligations across all markets served.

AI-Powered Proactive Cloud Managed Services: Solutions designed to monitor, manage, and optimize clients’ cloud environments using artificial intelligence for improved efficiency and reduced downtime.

IT Infrastructure Solutions: Design, implementation, and management of scalable IT infrastructure, including hardware, software, and cloud environments tailored to clients’ specific needs.